Going concern (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,800,000
Cash	$ 345,145	$ 237,605